Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of year	$ 615	$ 551
Increases related to current years’ tax positions	118	64
Increases/(decreases) related to prior years’ tax positions	615	0
Balance at end of year	$ 1,348	$ 615